REPORTABLE SEGMENTS (Details Textual)	12 Months Ended
Dec. 31, 2023 bbl
URUGUAY
Disclosure Of Reportable Segments [Line Items]
Area of Property	50.00%
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	5,300,000
Osb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	460,000
Osb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	230,000
Pb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,400,000
Pb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,200,000
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	7,300,000
Description of percentage of customers for the product	Arauco has no customers representing 10% or more of its revenues.
Sawn Wood [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,700,000
Mdf [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	1,200,000
Mdf [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,200,000
Plywood [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	710,000
Swan Timber [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	70,000
Swan Timber [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,800,000